Long-term debt (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	May 14, 2021
Long-term debt
Total borrowings	$ 2,030,995	$ 339,960
Current portion of long-term debt (note 19)	657,110	75,159	$ 200,625
Long-term debt, noncurrent	1,373,885	264,801	$ 24,960
Borrowings interest rate				10.00%
Term loans maturing December 2026
Long-term debt
Total borrowings	189,864	$ 339,960
Monthly instalments	$ 13,609
Term loans maturing December 2026 | Minimum
Long-term debt
Borrowings interest rate	9.44%
Term loans maturing December 2026 | Maximum
Long-term debt
Borrowings interest rate	13.87%
Equipment Loan Maturing July 2030
Long-term debt
Total borrowings	$ 397,680
Borrowings interest rate	7.00%
Monthly instalments	$ 8,154
Equipment Loan Maturing June 2030
Long-term debt
Total borrowings	$ 775,740
Borrowings interest rate	6.75%
Monthly instalments	$ 15,947
Promissory Note Maturing May 2026
Long-term debt
Total borrowings	200,042
Monthly instalments	25,000
Small Business Administration Loans
Long-term debt
Total borrowings	149,029
Monthly instalments	1,000
Equipment Loan Maturing between September 2025 and January 2028
Long-term debt
Total borrowings	$ 252,795
Borrowings interest rate	4.53%
Automobile Loans
Long-term debt
Total borrowings	$ 65,845
Automobile Loans | Minimum
Long-term debt
Borrowings interest rate	0.00%
Automobile Loans | Maximum
Long-term debt
Borrowings interest rate	1.90%